Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Revenue	$ 105,824	$ 114,864	$ 212,755	$ 234,139
In-game purchases
Disclosure of products and services [line items]
Revenue	99,190	106,292	197,807	218,339
Advertising
Disclosure of products and services [line items]
Revenue	$ 6,634	$ 8,572	$ 14,948	$ 15,800